Consolidated condensed cash flows statements (Parenthetical) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Consolidated cash flows statements [Abstract]
Proceeds from investments in contracted concessional assets	$ 7.4	$ 14.8